Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 26, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cavanal Hill Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000864508
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 26, 2019
Prospectus Date	rr_ProspectusDate	Dec. 26, 2019